UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                               as of May 31, 2019 (Unaudited)

DWS ESG Liquidity Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes * 7.3%
BNP Paribas SA, 1-month LIBOR plus 0.150%, 2.617%, 2/7/2020	5,000,000	5,000,000
Cooperatieve Rabobank UA:
1-month LIBOR plus 0.160%, 2.623%, 5/6/2020	3,000,000	2,999,441
1-month LIBOR plus 0.300%, 2.729%, 7/30/2019	5,000,000	5,001,241
Natixis, 3-month LIBOR plus 0.180%, 2.788%, 6/6/2019	5,000,000	5,000,048
Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.280%, 2.747%, 10/8/2019	8,000,000	8,006,018
Svenska Handelsbanken AB, 3-month LIBOR plus 0.100%, 2.715%, 6/4/2019	4,000,000	4,000,000
Toronto-Dominion Bank, 3-month LIBOR plus 0.110%, 2.714%, 7/12/2019	2,500,000	2,500,317
Total Certificates of Deposit and Bank Notes (Cost $32,500,000)		32,507,065
Commercial Paper 50.6%
Issued at Discount ** 42.6%
Apple, Inc., 144A, 2.443%, 9/17/2019	4,750,000	4,714,865
Banco Del Estado De Chile, 144A, 2.365%, 7/5/2019	8,000,000	7,981,606
Barclays Bank PLC, 144A, 2.617%, 7/22/2019	5,000,000	4,981,099
Bedford Row Funding Corp., 144A, 2.547%, 11/8/2019	5,775,000	5,709,218
BNP Paribas SA, 2.502%, 9/4/2019	5,000,000	4,966,640
BPCE SA, 144A, 2.441%, 10/1/2019	5,500,000	5,454,130
Bunge Asset Funding Corp., 144A, 2.655%, 6/3/2019	15,500,000	15,496,571
Caisse des Depots et Consignations:
144A, 2.435%, 8/2/2019	5,500,000	5,476,563
144A, 2.48%, 9/3/2019	5,000,000	4,967,278
CDP Financial, Inc., 144A, 2.491%, 10/1/2019	6,500,000	6,444,679
Collateralized Commercial Paper Flex Co., LLC, 144A, 2.467%, 7/10/2019	5,000,000	4,986,294
DNB Bank ASA, 144A, 2.398%, 7/12/2019	2,200,000	2,193,845
DZ Bank AG, 144A, 2.485%, 6/3/2019	3,001,000	3,000,379
European Investment Bank, 2.398%, 7/9/2019	4,750,000	4,737,660
Federation Desjardins du Quebec, 144A, 2.613%, 5/19/2020	5,500,000	5,358,680
International Business Machines Corp., 144A, 2.482%, 9/4/2019	8,480,000	8,423,874
Liberty Funding LLC, 144A, 2.47%, 7/15/2019	4,500,000	4,486,106
Matchpoint Finance PLC, 144A, 2.485%, 6/3/2019	5,029,000	5,027,959
Natixis, 2.395%, 7/8/2019	4,000,000	3,989,888
Nederlandse Waterschapsbank NV, 144A, 2.485%, 7/3/2019	10,000,000	9,977,221
Nieuw Amsterdam Receivables Corp.:
144A, 2.469%, 6/14/2019	4,190,000	4,185,977
144A, 2.49%, 7/15/2019	6,000,000	5,981,325
Nordea Bank AB:
144A, 2.447%, 8/15/2019	1,100,000	1,094,318
144A, 2.48%, 9/9/2019	6,500,000	6,454,774
NRW.Bank, 144A, 2.423%, 7/10/2019	12,500,000	12,466,347
Oesterreichische Kontrollbank AG, 144A, 2.447%, 6/28/2019	4,250,000	4,241,911
PSP Capital, Inc.:
144A, 2.423%, 6/25/2019	3,756,000	3,749,680
144A, 2.468%, 9/17/2019	5,000,000	4,962,637
144A, 2.5%, 10/28/2019	5,000,000	4,947,917
Skandinaviska Enskilda Banken AB, 144A, 2.48%, 10/7/2019	5,000,000	4,955,567
Starbird Funding Corp., 144A, 2.562%, 10/31/2019	5,500,000	5,440,113
Toronto Dominion Bank:
144A, 2.451%, 7/3/2019	5,000,000	4,988,766
144A, 2.46%, 9/19/2019	7,000,000	6,946,905
		188,790,792
Issued at Par * 8.0%
ASB Finance Ltd., 144A, 3-month LIBOR plus 0.080%, 2.663%, 1/30/2020	7,750,000	7,750,970
Australia & New Zealand Banking Group Ltd., 144A, 3-month LIBOR plus 0.090%, 2.697%, 6/7/2019	4,500,000	4,500,039
Bedford Row Funding Corp., 144A, 3-month LIBOR plus 0.140%, 2.755%, 6/3/2019	4,500,000	4,500,000
ING U.S. Funding LLC:
1-month LIBOR plus 0.300%, 2.729%, 7/26/2019	5,000,000	5,001,999
1-month LIBOR plus 0.360%, 2.846%, 10/1/2019	3,000,000	3,002,786
Westpac Banking Corp.:
144A, 3-month LIBOR plus 0.070%, 2.646%, 8/2/2019	2,500,000	2,500,302
144A, 3-month LIBOR plus 0.180%, 2.78%, 1/2/2020	8,000,000	8,007,282
		35,263,378
Total Commercial Paper (Cost $224,049,217)		224,054,170
Variable Rate Demand Notes*** 7.3%
California, State Statewide Communities Development Authority, Multi-Family Housing Revenue, Uptown Newport Apartments, Series BB-T, 2.75%, 6/7/2019, LOC: East West Bank	300,000	300,000
California, University of California Revenue, Series Z-2, 2.4%, 6/7/2019	150,000	150,000
Mississippi, State Development Bank Special Obligation, Series B, 2.4%, 6/7/2019, LOC: Bank of America NA	11,060,000	11,060,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 2.4%, 6/3/2019, LOC: Landesbank Hessen-Thuringen	6,500,000	6,500,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 2.45%, 6/3/2019, LOC: Landesbank Hessen-Thuringen	7,090,000	7,090,000
Texas, Taxable Muniocipal Funding Trust, Public Finance Authority, Series 2018-001, 2.49%, 6/7/2019, LOC: Barclays Bank PLC	5,480,000	5,480,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martin's Famous Pastry Shoppe, Inc., Series B, 2.41%, 6/7/2019, LOC: Wells Fargo Bank NA	1,875,000	1,875,000
Total Variable Rate Demand Notes (Cost $32,455,000)		32,455,000
Government & Agency Obligations 1.4%
U.S. Government Sponsored Agencies
Federal Home Loan Mortgage Corp., 2.5%, 5/22/2020 (Cost $6,000,000)	6,000,000	6,001,092
Corporate Bonds * 2.3%
Canadian Imperial Bank of Commerce, 3-month LIBOR plus 0.210%, 2.818%, 6/13/2019	6,000,000	6,000,322
Nordea Bank AB, 3-month LIBOR plus 0.270%, 2.871%, 10/18/2019	4,000,000	4,003,818
Total Corporate Bonds (Cost $10,002,524)		10,004,140
Repurchase Agreements 31.0%
BNP Paribas, 2.48%, dated 5/31/2019, to be repurchased at $71,094,690 on 6/3/2019 (a)	71,080,000	71,080,000
Citigroup Global Markets, Inc., 2.48%, dated 5/31/2019, to be repurchased at $66,394,719 on 6/3/2019 (b)	66,381,000	66,381,000
Total Repurchase Agreements (Cost $137,461,000)		137,461,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $442,467,741)	99.9	442,482,467
Other Assets and Liabilities, Net	0.1	486,607
Net Assets	100.0	442,969,074

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of May 31, 2019.
**	Current yield; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
69,889,000	U.S. Treasury Note	2.875	10/31/2023	72,501,582
19	U.S. Treasury STRIPS	Zero Coupon	11/15/2020	18
Total Collateral Value				72,501,600

(b) Collateralized by $67,786,300 U.S. Treasury Bill, Zero Coupon, maturing on 6/18/2019 with a value of $67,708,639.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$305,021,467	$—	$305,021,467
Repurchase Agreements (c)	—	137,461,000	—	137,461,000
Total	$—	$442,482,467	$—	$442,482,467

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Liquidity Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/24/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/24/2019